Convertible Note Payable (Details Narratives) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Amortization of the debt discount			$ 529,407	$ 98,854
Embedded conversion feature			1,097,379		$ 897,968
Interest expense	$ 342,043	$ 92,523	654,853	191,434
Unamortized discount	308,833		308,833		506,237
April Note
Principal note balance	134,026		134,026		282,638
Convertible Promissory Note
Amortization of the debt discount			8,549	48,398
Convertible note payable issued to accredited investor			$ 570,000
Due date			Jan. 07, 2018
Debt discount			$ 273,266
Embedded conversion feature			273,266
Interest expense	1,539	8,553
Unamortized discount	0		0		8,549
Unamortized balance of original issue discount and debt issuance costs	0		0		1,539
8% Promissory Note
Amortization of the debt discount			$ 220,000
Interest rate			8.00%
Due date			Jan. 06, 2018
Debt discount			$ 180,000
Embedded conversion feature			230,656
Financing cost			50,656
Principal note balance	114,795		114,795		220,000
Original issue discount			20,000
Debt issuance costs			20,000
Interest expense			5,837	0
Unamortized discount	0		0		5,837
Unamortized balance of original issue discount and debt issuance costs	0		0		1,298
Interest expense debt	1,298	0
Accrued interest	17,600		$ 17,600		17,029
Common stock issued in conection with convertible note			85,000
Market Price per share			$ 0.739
Convertible Promissory Note-Commitment Fee
Amortization of the debt discount			$ 11,387	0
Due date			Apr. 17, 2018
Debt discount			$ 300,000
Embedded conversion feature			369,485
Promissory note	330,000		330,000
Original issue discount			30,000	0
Interest expense			113,868	0
Unamortized discount	0		0		113,868
Unamortized balance of original issue discount and debt issuance costs	0		0		11,387
12 % Convertible Promissory Note
Amortization of the debt discount			$ 160,500	0
Interest rate			12.00%
Due date			Sep. 12, 2018
Debt discount			$ 150,000
Embedded conversion feature			251,454
Financing cost			101,454
Debt issuance costs			10,500
Interest expense			81,523	0
Unamortized discount	23,271		23,271		104,794
Interest expense debt			5,207	0
Accrued interest	2,129		$ 2,129		7,336
Common stock issued in conection with convertible note			1,000,000
Market Price per share			$ 0.02575
12 % Convertible Note
Amortization of the debt discount			$ 39,371	0
Interest rate			12.00%
Due date			Sep. 20, 2018
Debt discount			$ 67,500
Convertible note	75,000		75,000
Embedded conversion feature			100,798
Financing cost			33,298
Original issue discount			4,500
Debt issuance costs			3,000
Interest expense			39,371	0
Unamortized discount	9,266	48,637	9,266	48,637
Unamortized balance of original issue discount and debt issuance costs	1,685	5,404	1,685	5,404
Interest expense debt			3,719	0
8 % Convertible Promissory Note
Amortization of the debt discount			95,000	0
Convertible note payable issued to accredited investor			$ 2,250
Interest rate			8.00%
Due date			Oct. 23, 2018
Debt discount			$ 78,750
Embedded conversion feature			129,589
Financing cost			50,839
Promissory note	95,000		95,000
Original issue discount			14,250
Debt issuance costs			2,000
Interest expense			1,437	0
Unamortized discount	13,178		13,178		0
Interest expense debt			1,437	0
4.25% Convertible Promissory Note
Amortization of the debt discount			$ 125,000	0
Interest rate			4.25%
Due date			Oct. 23, 2018
Debt discount			$ 108,000
Embedded conversion feature			143,675
Financing cost			35,675
Promissory note	125,000		125,000
Original issue discount			16,250
Debt issuance costs			750
Interest expense			53,556	0
Unamortized discount	50,597		50,597		104,153
Unamortized balance of original issue discount and debt issuance costs	7,964		7,964		16,395
Interest expense debt	8,430	0		0
Accrued interest	189		189		0
July Note
Principal note balance	330,000		330,000		330,000
Interest expense	63,591	$ 0
September Note #1
Principal note balance	111,946		111,946		160,500
Interest expense			9,551	0
Accrued interest	15,356		15,356		5,805
September Note #2
Debt discount			67,500
Principal note balance	57,830		57,830		75,000
Interest expense			19,763	0
Accrued interest	6,978		6,978		2,515
8 % Convertible Redeemable Note
Amortization of the debt discount			126,000	78,750
Convertible note payable issued to accredited investor			$ 120,000
Interest rate			12.00%
Due date			Oct. 23, 2018
Embedded conversion feature				129,589
Financing cost				50,839
Promissory note	95,000		$ 95,000
Original issue discount			2,250
Interest expense			53,416	0
Unamortized discount	10,447		10,447		63,863
Unamortized balance of original issue discount and debt issuance costs	5,120		5,120		13,178
Interest expense debt			8,058	0
October Note
Principal note balance	40,000		40,000		95,000
Interest expense			3,769	0
Accrued interest	5,206		5,206		1,437
December Note
Principal note balance	125,000		125,000		125,000
Interest expense			2,634	0
Accrued interest	2,823		2,823		189
12% Convertible Promissory Note Eight#1
Amortization of the debt discount			$ 100,000
Interest rate			12.00%
Due date			Nov. 20, 2018
Debt discount			$ 3,000
Embedded conversion feature			227,338
Financing cost			127,338
Promissory note	103,000		103,000
Debt issuance costs			100,000
Interest expense			49,825	0
Unamortized discount	50,175		50,175		0
Unamortized balance of original issue discount and debt issuance costs	1,505		1,505		0
Interest expense debt			1,495	0
2018 Note #1
Principal note balance	103,000		103,000		0
Interest expense			4,132	0
Accrued interest	4,132		4,132		0
12% Convertible Promissory Note Fourteen #2
Amortization of the debt discount			$ 100,000
Interest rate			12.00%
Due date			Dec. 15, 2018
Debt discount			$ 3,000
Embedded conversion feature			114,305
Financing cost			14,305
Promissory note	103,000		103,000
Debt issuance costs			100,000
Interest expense			41,053	0
Unamortized discount	58,947		58,947		0
Unamortized balance of original issue discount and debt issuance costs	1,768		1,768		0
Interest expense debt			1,232	0
2018 Note #2
Principal note balance	103,000		103,000		0
Interest expense			3,962	0
Accrued interest	3,962		3,962		0
8 % Convertible Redeemable Note
Amortization of the debt discount			$ 120,000
Interest rate			12.00%
Due date			Mar. 06, 2019
Debt discount			$ 6,000
Convertible note	126,000		126,000
Embedded conversion feature			149,491
Financing cost			29,491
Debt issuance costs			120,000
Interest expense			38,137	0
Unamortized discount	81,863		81,863		0
Unamortized balance of original issue discount and debt issuance costs	4,093		4,093		0
Interest expense debt			1,907	0
2018 Note #3
Principal note balance	126,000		126,000		0
Interest expense			3,203	$ 0
Accrued interest	$ 3,203		$ 3,203		$ 0